Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value
Other financial assets	$ 2,232,775	$ 2,725,871
Current	1,860,928	1,162,127
Non-current	371,847	1,563,744
Financial assets at fair value, class
Assets measured at fair value
Assets measured at fair value	1,863,457	2,697,301
Investment in equity securities and trust funds
Assets measured at fair value
Assets measured at fair value	1,210,138	875,335
Hedging instruments
Assets measured at fair value
Other financial assets	231,463	311
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Other financial assets	2,007	3,583
Assets measured at amortized cost
Assets measured at fair value
Assets measured at fair value	369,318	28,570
Investment portfolio - Foreign currency
Assets measured at fair value
Assets measured at fair value	364,962	1,056,385
Investment portfolio - Local currency
Assets measured at fair value
Assets measured at fair value	$ 54,887	$ 761,687